UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 510 Madison Avenue
         New York, NY  10022

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Chief Compliance Officer
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $1,511,979 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    98607  1928175 SH       SOLE                  1534845        0   393330
AON CORP                       COM              037389103   133975  3191390 SH       SOLE                  2549605        0   641785
COACH INC                      COM              189754104    39809   768060 SH       SOLE                   610935        0   157125
CROSSTEX ENERGY L P            COM              22765U102     1972   121600 SH       SOLE                   121600        0        0
CROWN HOLDINGS INC             COM              228368106   196080  6405741 SH       SOLE                  5117906        0  1287835
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   153930  1947246 SH       SOLE                  1547881        0   399365
LOCKHEED MARTIN CORP           COM              539830109   203222  2797655 SH       SOLE                  2226750        0   570905
RYANAIR HLDGS PLC              SPONSORED ADR    783513104     2575   100000 SH       SOLE                   100000        0        0
TEMPUR PEDIC INTL INC          COM              88023U101   254091  4829713 SH       SOLE                  3894188        0   935525
TIME WARNER CABLE INC          COM              88732J207   229311  3659019 SH       SOLE                  2921649        0   737370
US BANCORP DEL                 COM NEW          902973304   135869  5771851 SH       SOLE                  4588566        0  1183285
WESTERN UN CO                  COM              959802109    62538  4090150 SH       SOLE                  3252985        0   837165